Non-Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2021
Noncurrent Provisions [Abstract]
Non-Current Liabilities - Provisions	Note 22. Non-Current Liabilities - Provisions

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Long service leave	16,915	27,643
Total non-current provisions	16,915	27,643